VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
Through its investment activities, the Company regularly invests in various entities including limited partnerships (“LPs”) and limited liability companies (“LLCs”) and frequently participates in the design with their sponsors, but in most cases, its involvement is limited to financing. Some of these entities have been determined to be VIEs. In certain instances, in addition to an economic interest in the entity, the Company holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary. The Company consolidates all VIEs for which it is the primary beneficiary. The assets of consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these consolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third parties that may affect the fair value or risk of its variable interest in these VIEs as of June 30, 2026 and December 31, 2025.
In addition to investment activities, certain of the Company’s subsidiaries are deemed VIEs. The Company is the primary beneficiary and consolidates these entities in the same manner as other entities in which the Company has a controlling financial interest by holding a majority voting interest.
Consolidated Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
Available-for-sale fixed maturity securities	$226	$74
Equity securities	5,338	5,728
Mortgage loans on real estate, net of allowance	467	248
Private loans, net of allowance	1,948	1,980
Investment real estate	2,875	2,660
Real estate partnerships	4,405	3,780
Investment funds	10,604	7,997
Other invested assets	400	326
Cash and cash equivalents	412	320
Other assets	183	462
Total assets of consolidated VIEs	$26,858	$23,575
Notes payable	206	205
Other liabilities	547	768
Total liabilities of consolidated VIEs	$753	$973
Unconsolidated Variable Interest Entities
For certain of the Company’s investments in various entities that are determined to be VIEs, the Company is not the primary beneficiary as it does not take an active role in the management of these investments. Such investments are reported in certain investment line items on the statements of financial position, including “Available-for-sale fixed maturity securities, at fair value” and “Investment funds”. In some instances, a consolidated VIE involves one or more underlying entities for which the Company is not the primary beneficiary because it does not have the power to direct the most significant activities of these entities. These unconsolidated VIEs that are part of consolidated VIEs are reported primarily in “Real estate partnerships” on the statements of financial position. Creditors or beneficial interest holders of the unconsolidated VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these unconsolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third parties that may affect the fair value or risk of its variable interest in these VIEs as of June 30, 2026 and December 31, 2025.
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF US$ MILLIONS	June 30, 2026		December 31, 2025
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$2,554	$3,091	$1,296	$1,604
Equity securities	299	299	253	253
Mortgage loans on real estate, net of allowance	344	344	414	414
Private loans, net of allowance	447	474	368	368
Real estate partnerships	4,248	4,265	3,570	3,642
Investment funds	7,932	13,634	6,489	8,994
Other invested assets	787	934	316	316
Total	$16,611	$23,041	$12,706	$15,591
Equity Method Investments
Our investments in investment funds, real estate partnerships and other partnerships, of which substantially all are LPs or LLCs, are accounted for using the equity method of accounting, except for certain investments that are fair valued due to the application of the fair value option under ASC 825 or the consolidation of investment company VIEs under ASC 946. The fair value of certain investments is estimated using net asset value (“NAV”) as a practical expedient.
The Company’s investments that would require the use of the equity method of accounting, absent the election of the fair value option under ASC 825, were $17.6 billion and $13.3 billion as of June 30, 2026 and December 31, 2025, respectively. Balance as of June 30, 2026 includes partial interests in Brookfield real estate investments totaling $6.8 billion (December 31, 2025 – $6.0 billion) and $2.5 billion of common stock of Brookfield Business Corporation (“BBUC”) for which a quoted market price is available (December 31, 2025 – $1.0 billion). The aggregate value of our interest in BBUC based on the quoted market price as of June 30, 2026 was $2.6 billion (December 31, 2025 – $1.5 billion).
These equity method investments are primarily recorded as “Real estate partnerships” or “Investment funds” on the statements of financial position. We generally recognize our share of earnings in our equity method investments within “Net investment income”. For the six months ended June 30, 2026 and 2025, net investment income for Real estate partnerships and Investment funds in Note 10 principally represents our share of earnings in our equity method investments, including fair value changes from investments under ASC 825.